STOCKHOLDERS EQUITY (Details Narrative)								1 Months Ended						9 Months Ended		12 Months Ended
	Oct. 12, 2022 USD ($) shares	Sep. 06, 2022 USD ($) $ / shares shares	Jul. 15, 2022 USD ($) shares	Apr. 07, 2022 USD ($) $ / shares shares	Dec. 06, 2021 USD ($) integer $ / shares shares	Aug. 11, 2021 USD ($)	Apr. 07, 2021 USD ($) $ / shares shares	Feb. 14, 2023 USD ($) $ / shares shares	Sep. 17, 2022 USD ($) shares	Aug. 29, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	May 21, 2021 USD ($) shares	May 20, 2021 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 26, 2023 shares	Aug. 09, 2023 shares	May 16, 2023 shares	Feb. 05, 2023 shares	Jul. 31, 2022 $ / shares shares	Dec. 14, 2021 integer $ / shares	Sep. 28, 2021 $ / shares shares	Jun. 09, 2021 $ / shares
Common stock shares authorized											200,000,000			200,000,000		200,000,000	200,000,000					2,000,000		200,000,000
Common stock share issued											19,695,532			28,926,126		23,436,505	19,695,532				15,000
Price per share | $ / shares											$ 1						$ 1
Common stock share sold							208,000			1,000,000
Proceeds from common stock shares | $							$ 416,000							$ 7,245,000	$ 6,468,000	$ 6,416,000	$ 1,300,000
Net proceeds from other equity | $							$ 339,475
One-time charge, net realizable value | $																$ 1,121,663
Equipment value | $			$ 2,278,337
Increase in common stock, amount | $														$ 55
Preferred stock share authorized											50,000,000			50,000,000		50,000,000	50,000,000							50,000,000
Preferred stock par value | $ / shares											$ 0.001			$ 0.001		$ 0.001	$ 0.001							$ 0.001
Promissary note issued | $											$ 650,000						$ 650,000
Warrants to purchase common stock shares											750,000						750,000
Non-accountable expense allowance, percentage						1.00%
Legal and road show expenses | $						$ 205,000
Common stock, par value | $ / shares										$ 0.001	$ 0.001			$ 0.001		$ 0.001	$ 0.001					$ 2		$ 0.001
Common stock offering Price per share | $ / shares							$ 2.00			$ 6.00
Business acquiairion share issued			2,000,000
Vendor settelment amount | $			$ 100,000
Share issued for settelment			50,000
Equipment Allocation amount | $			$ 3,400,000
Intangible assets allocation amount | $			600,000								$ 0			$ 0		$ 2,661	$ 0
Acuisition amount | $			$ 4,000,000
Covertible common stock														5,572,000
Share issued for services														320,400	100,000
GGII [Member]
Common stock offering Price per share | $ / shares																									$ 0.0138
Principal amount | $												$ 511,500
Accrued interest | $												$ 23,552
Amount converted into common stock, shares												535,052
Miguel Cambero
Common stock share issued																			332,398
Covertible common stock														332,398
Hempacco Series A Preferred Shares [Member]
Dividend percentage													6.00%
Hempacco Shares [Member]
Common stock share issued				208,000
Price per share | $ / shares				$ 2.00
Proceeds from common stock shares | $				$ 416,000
Net proceeds from other equity | $				$ 339,475
Boustead Securities, LLC [Member]
Price per share | $ / shares		$ 4.74
Common share purchased		70,000
Additional underwriting expenses | $		$ 260,358
Increase in additional paid in capital | $		$ 260,303
Cashless basis shares of common stock converted		54,928
Ernest Sparks [Member]
Common stock share issued																				62,223
September 1, 2022 [Member] | Boustead Securities, LLC [Member]
Price per share | $ / shares														$ 6.00		$ 6.00
Common stock share sold											1,300,000			1,000,000		1,000,000
Net proceeds from other equity | $											$ 1,057,565			$ 5,390,753		$ 5,390,753
February 14 2023 [Member] | Boustead Securities, LLC [Member]
Price per share | $ / shares								$ 1.50
Common stock share sold								4,830,000
Net proceeds from other equity | $								$ 6,610,400
CFO, and Dr. Stuart Titus [Member]
Price per share | $ / shares					$ 1.00
Common stock share sold					805,541
Proceeds from common stock shares | $					$ 805,541
Net proceeds from other equity | $					$ 724,255
Total number of investors | integer					19
Share issued during period					50,000
Share issued during period, value | $					$ 50,000											$ 100,000
family trust of Jerry Halamuda [Member]
Price per share | $ / shares																							$ 1.00
Total number of investors | integer																							5
Mexico Franchise Opportunities Fund [Member]
Dividend received | $													$ 757,479
Preferred stock share converted													8,000,000
Covertible common stock													8,757,479
Common stock share exchanged												33,473,197,809
Consultant [Member]
Share issued for services												100,000
Share issued for services, value | $												$ 100,000
Consultant [Member] | GGII Common shares [Member]
Common stock share exchanged												382,224,109
Green Globe International Inc. [Member]
Common stock share exchanged												2,045,094,734
North Equities Corp. [Member]
Restricted share issuance									41,494
Market value of share issued | $									$ 100,000
FMW Media Works LLC [Member]
Common stock share issued																		250,000
Restricted share issuance	63,292
Market value of share issued | $	$ 148,103